Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31
	2018	2017

Raw materials	$83	$135
Finished goods	2,791	3,105

	$2,874	$3,240